CONVERTIBLE NOTE PAYABLE	6 Months Ended
Jun. 30, 2014
CONVERTIBLE NOTE PAYABLE [Abstract]
CONVERTIBLE NOTE PAYABLE

NOTE 4 - CONVERTIBLE NOTE PAYABLE

On April 4, 2014, the Company entered into the Initial Debentures with the Investors in the aggregate principal amount of $543,479 for a purchase price of $500,000 (8% original issue discount). The holder is guaranteed interest at the rate of 12% and the notes have a maturity date of April 4, 2015. The Company is obligated to make amortization payments beginning on the six month anniversary of the issuance date of the Debentures and continuing monthly thereafter. The Debentures are convertible into shares of common stock of the Company at any time at the discretion of the Investors at a conversion price equal to the lesser of: (i) $0.10 per share or (ii) 70% of the lowest traded price per share of the common stock during the twenty five (25) trading days prior to the date of conversion.

For the six months ended June 30, 2014, the Company recorded a debt discount of $452,702, as result of the embedded conversion feature being a financial derivative, for proceeds received. The company also recorded a debt discount of $63,482, $43,479 as result of the 8% original issue discount and $20,000 in fees related to fees paid to the investors.

The discounts on the Debentures are amortized by the Company through interest expense over the life of the notes. During the six months ended June 30, 2014, the Company recorded $51,292 amortization of the debt discount on the notes.

As summary of value changes to the notes for the period ended from April 4, 2014 to June 30, 2014 is as follows:

Carrying Value at April 4, 2014	$543,479
Less: repayment of principle	-
Less: discount related to fair value of the embedded conversion feature	(452,702)
Less: discount related to 8% original issue discount and financing cost	(63,482)
Add: Amortization of discount	51,292
Carrying value at June 30, 2014	$78,587

In connection with the sale of the Debentures, the Company issued 520,000 shares of common stock valued at $46,584 and cash in the amount of $37,500 to its placement agent. The fees have been recorded to deferred financing cost. The deferred financing cost are amortized by the Company through interest expense over the life of the notes. During the six months ended June 30, 2014, the Company recorded $18,803 amortization of the deferred financing cost.